Share-based plans (Tables)	9 Months Ended
Sep. 30, 2025
Share-based plans
Schedule of material input factors to determination of weighted average grant date fair value

Material input factors to the determination of the weighted average grant date fair value for allocations during 2025
	LTIP 2025+	MB LTIP 2024+

Weighted average share price at grant date	€44.75	€45.00
Expected volatility of the Company’s share price	32.75%	31.78%
Vesting period	Three years	Four years
Expected dividends for the Company’s shares	Based on proposed dividends, publicly available estimations by financial institutions and projections
Risk-free interest rate for the Company’s share price	1.97%	2.24%